INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-        INTANGIBLE ASSETS, NET

a.	Intangible assets:

The following table sets forth the components of intangible assets:

	December 31,
	2017	2018
Original amounts:

Technology	$1,225	$4,509
Software development costs	974	2,067

Intangible assets, net	$2,199	$6,576

Technology includes mainly perpetual software licenses to be used in the Company's research and development activities. During 2018, the Company purchased $ 3,284 technology, out of which $ 1,834 was not resulted in cash flow outflows as of December 31, 2018. Some of the software license agreements provide a commitment of the Company for royalties payments upon future sales of the related developed products.

b.	Amortization expense for the years ended December 31, 2016, 2017 and 2018 amounted to $ 1,648, $ 1,544 and $0 , respectively.